Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share capital
Schedule of allocated, called up and fully paid shares

			Number of shares
Allotted, called up and fully paid	2017 £m	2016 £m	2017 000s	2016 000s
Ordinary shares of £1	11,965	11,823	11,964,565	11,823,163
Non-cumulative preference shares of US$0.01(1)	—	—	26,459	72,430
Non-cumulative convertible preference shares of US$0.01	—	—	—	65
Non-cumulative preference shares of €0.01	—	—	2,044	2,044
Non-cumulative convertible preference shares of £0.01	—	—	—	15
Non-cumulative preference shares of £1	—	—	54	54
Cumulative preference shares of £1	1	1	900	900

Note:

(1)	46 million shares with a total nominal value of £0.3 million were redeemed in September and December 2017. (2016 – 61.4 million shares with a total nominal value of £0.3 million were redeemed).

Schedule of movement in allocated, called up and fully paid ordinary shares

Movement in allotted, called up and fully paid ordinary shares	£m	Number of shares - 000s
At 1 January 2016	11,625	11,624,564
Shares issued	198	198,599
At 1 January 2017	11,823	11,823,163
Shares issued	142	141,402
At 31 December 2017	11,965	11,964,565

Schedule of allotted and issued ordinary shares

During 2017, the company allotted and issued the following new ordinary shares of £1 each:

Month	Number of shares	Subscription price per share	Gross proceeds
April	33.4m	239.688p	£80 million
June	29.0m	259.046p	£75 million
September	56.6m	256.027p	£145 million

Schedule of non-cumulative preference shares

	Number of shares		Redemption	Redemption
Class of preference share	in issue	Interest rate	date on or after	price per share	Debt/equity (1)
Non-cumulative preference shares of US$0.01
Series S	26.4 million	6.60%	30 June 2012	US$25	Equity
Series U	10,130	floating	29 September 2017	US$100,000	Equity

Non-cumulative preference shares of €0.01
Series 1	1.25 million	5.50%	31 December 2009	€ 1,000	Equity
Series 2	784,989	5.25%	30 June 2010	€ 1,000	Equity
Series 3	9,429	3 month LIBOR + 2.33%	29 September 2017	€ 50,000	Equity

Non-cumulative preference shares of £1
Series 1	54,442	3 month LIBOR + 2.33%	5 October 2012	£1,000	Equity

Note:

(1)

Those preference shares where RBS has an obligation to pay dividends are classified as debt; those where distributions are discretionary are classified as equity. The conversion rights attaching to the convertible preference shares may result in RBS delivering a variable number of equity shares to preference shareholders; these convertible preference shares are treated as debt.